Investments Accounted for Under Equity Method - Summary of Investments Accounted for Under Equity Method (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share of profit (loss) of associates and joint ventures accounted for using equity method [abstract]
At January 1,	€ 1	€ 16
Joint venture's profit / (loss)	(33)	(29)	€ (14)
Additions	0	0
Reclassified to non-current other financial assets	33	14
Effects of changes in foreign exchange rates	0	0
At December 31	€ 1	€ 1	€ 16